Leases - Schedule Of Balance Sheet Information Related to Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 1,561,175	¥ 461,184
Lease liabilities - current	373,488	119,565
Lease liabilities - non current	1,189,754	352,501
Total operating lease liabilities	¥ 1,563,242	¥ 472,066